UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
Check Here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		ACG Management LP
Address		17 State Street, 35th Floor
		New York, NY 10004


	13F File Number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name:		Kelly Ireland
Title		CFO
Phone		212 909 2350
Signature Place and Date of Signing:
Kelly Ireland,		New York, NY	May 18th 2001

Report Type (Check only one):
[X  ]		13F Holdings Report
[   ]		13F Notice
[   ]		13F Combination Report

List of other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers:	0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
List of other Included Managers:
No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109     2203    75000 SH       SOLE                    75000
AOL Time Warner                COM              02364J104     2795    52000 SH       SOLE                    52000
AT&T Corp Liberty Media Group  COM              001957208     1080    60000 SH       SOLE                    60000
AT&T Wireless Group Tracking S COM              001957406     1566    75000 SH       SOLE                    75000
Abbott Labs                    COM              002824100      999    21000 SH       SOLE                    21000
Amer Express Co                COM              025816109      255     4200 SH       SOLE                     4200
Amer Intl Group Inc Com        COM              026874107     1041    10875 SH       SOLE                    10875
Apple Computer Inc Com         COM              037833100     1287    50000 SH       SOLE                    50000
Ariba Inc Com                  COM              04033V104      860     6000 SH       SOLE                     6000
Associates First Cap Ital Corp COM              046008108      323     8500 SH       SOLE                     8500
Automatic Data Processing Inc  COM              053015103     1200    17950 SH       SOLE                    17950
Bank Of America Corp           COM              060505104     2619    50000 SH       SOLE                    50000
Charles Schwab Corp            COM              808513105     6567   185000 SH       SOLE                   185000
Chase Manhattan Corp           COM              16161A108     3233    70000 SH       SOLE                    70000
Ciena Corp                     COM              171779101     1228    10000 SH       SOLE                    10000
Cisco Sys Inc                  COM              17275R102     4508    81600 SH       SOLE                    81600
Citigroup Inc                  COM              172967101     9951   184066 SH       SOLE                   184066
Clear Channel Communications I COM              184502102     5932   105000 SH       SOLE                   105000
Compaq Computer Corp           COM              204493100     4137   150000 SH       SOLE                   150000
Corning Inc                    COM              219350105      445     1500 SH       SOLE                     1500
Cosine Comms                   COM              221222102     1111    20000 SH       SOLE                    20000
Dell Computer Corp             COM              247025109     3543   115000 SH       SOLE                   115000
E M C Corp                     COM              268648102     1814    18300 SH       SOLE                    18300
Gateway Inc                    COM              367626108    78915  1635550 SH       SOLE                  1635550
Gemstar-Tv Guide Int           COM              36866W106     1512    17346 SH       SOLE                    17346
General Elec Co                COM              369604103      649    11250 SH       SOLE                    11250
Goldman Sachs Group Inc        COM              38141G104     4557    40000 SH       SOLE                    40000
Human Genome Sciences Inc.     COM              444903108      692     4000 SH       SOLE                     4000
I 2 Technologies Inc           COM              465754109     1122     6000 SH       SOLE                     6000
IBP Inc Com                    COM              449223106     8257   450900 SH       SOLE                   450900
Intel Corp Com                 COM              458140100      633    15220 SH       SOLE                    15220
JDS Uniphase Corp.             COM              46612J101      379     4000 SH       SOLE                     4000
Juniper Networks Inc           COM              48203R104     1095     5000 SH       SOLE                     5000
Lam Resh Corp Com              COM              512807108      272    13000 SH       SOLE                    13000
Leap Wireless Intl Inc         COM              521863100     2190    35000 SH       SOLE                    35000
Liberty Digital Inc Cl-A       COM              530436104     1012    50000 SH       SOLE                    50000
Lilly Eli & Co                 COM              532457108     2434    30000 SH       SOLE                    30000
Lodgenet Entmt Corp Com        COM              540211109     2310    80000 SH       SOLE                    80000
Lucent Technologies Inc        COM              549463107     7641   250000 SH       SOLE                   250000
MBNA Corp Com                  COM              55262L100     6718   174500 SH       SOLE                   174500
Mainspring Inc                 COM              56062U100       74    10000 SH       SOLE                    10000
Maxim Integrated Products Inc. COM              57772K101      302     3750 SH       SOLE                     3750
Mckesson Hboc Inc              COM              58155Q103      917    30000 SH       SOLE                    30000
Medtronic Inc Com              COM              585055106      772    14900 SH       SOLE                    14900
Merck & Co Inc                 COM              589331107     4615    62000 SH       SOLE                    62000
Millennium Pharmaceuticals Inc COM              599902103     1782    12200 SH       SOLE                    12200
Motorola Inc Com               COM              620076109     7062   250000 SH       SOLE                   250000
Nokia Corp Adr Shrs            COM              654902204      398    10000 SH       SOLE                    10000
Northern Tr Corp               COM              665859104      987    11100 SH       SOLE                    11100
Pfizer Inc                     COM              717081103     4494   100000 SH       SOLE                   100000
Priceline.Com Inc              COM              741503106     2019   170000 SH       SOLE                   170000
Qualcomm Inc                   COM              747525103     3904    54800 SH       SOLE                    54800
Realnetworks Inc               COM              75605L104     1987    50000 SH       SOLE                    50000
Starbucks Cor                  COM              855244109     3005    75000 SH       SOLE                    75000
Sun Microsystems Inc.          COM              866810104      607     5200 SH       SOLE                     5200
Sycamore Network Inc           COM              871206108     1080    10000 SH       SOLE                    10000
Teradyne Inc                   COM              880770102     1750    50000 SH       SOLE                    50000
Time Warner Inc                COM              887315109     3912    50000 SH       SOLE                    50000
Vaxgen Inc Com Stk             COM              922390208      935    40000 SH       SOLE                    40000
Viacom Inc                     COM              925524308     5124    87595 SH       SOLE                    87595
Midcap SPDR Trust - Ser 1 Quar COM              595635103      786     8000 SH       SOLE                     8000
Nasdaq-100 Shares Com          COM              631100104     9809   110600 SH       SOLE                   110600
S & P Depository Receipts Tr U COM              78462F103    27935   194500 SH       SOLE                   194500
Swedish Export Credit Med Term ZERO             87030ABR8      206   200000 PRN      SOLE                   200000